Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 1,474,612	$ 1,722,489	$ 1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	118,178	125,295	127,367
Selling, general, and administrative expenses	74,364	78,007	70,989
Goodwill impairment	0	10,551	0
Restructuring charges	102,404	24,464	0	126,868
Other operating income	(60,594)	0	0
Interest income	(1,523)	(1,614)	(124)
Interest expense	127,943	122,213	122,528
Other (income) loss, net	7,380	25,812	(734)
Net loss	(166,170)	(122,529)	(125,480)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(162,785)	(134,933)	(128,165)
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Interest income	(129,801)	(124,366)	(123,710)
Interest expense	129,801	124,366	123,710
Other (income) loss, net	8,244	26,091	(255)
Equity in net loss of subsidiaries	(157,926)	(96,438)	(125,480)
Net loss	(166,170)	(122,529)	(125,225)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(162,785)	(134,933)	(127,910)
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	1,474,612	1,722,489	1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	1,272,630	1,460,290	1,410,770
Depreciation, amortization, and depletion	117,014	125,121	127,367
Selling, general, and administrative expenses	76,039	78,038	70,948
Goodwill impairment		10,551
Restructuring charges	102,404	24,464
Other operating income	(60,594)
Interest income	(1,523)	(1,560)	(123)
Interest expense	126,399	121,883	122,524
Other (income) loss, net	(864)	(279)	(734)
Net loss	(156,893)	(96,019)	(125,436)
Other comprehensive income	3,385	(12,404)	(2,685)
Comprehensive loss	(153,508)	(108,423)	(128,121)
Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	1,164	174
Selling, general, and administrative expenses	(1,707)	(156)	21
Interest income		(54)	(1)
Interest expense	1,575	361	4
Net loss	(1,032)	(325)	(24)
Comprehensive loss	(1,032)	(325)	(24)
Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	55	55
Selling, general, and administrative expenses	32	125	20
Interest income	(1,546)	(1,546)	(4)
Interest expense	1,515	1,515	4
Net loss	(56)	(149)	(20)
Comprehensive loss	(56)	(149)	(20)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Depreciation, amortization, and depletion	(55)	(55)
Interest income	131,347	125,912	123,714
Interest expense	(131,347)	(125,912)	(123,714)
Other (income) loss, net			255
Equity in net loss of subsidiaries	157,926	96,438	125,480
Net loss	157,981	96,493	125,225
Other comprehensive income	(3,385)	12,404	2,685
Comprehensive loss	$ 154,596	$ 108,897	$ 127,910